================================================================================
                               ------------------
                               SEMI-ANNUAL REPORT
                               ------------------
                                 August 31, 1997
                               ------------------



                                       The
                                   Value Line
                                   Tax Exempt
                                   Fund, Inc.


                                     [LOGO]
                                   ----------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

The Value Line Tax Exempt Fund, Inc.

                                                           To Our Value Line Tax
================================================================================

To Our Shareholders:

During the past six months ended August 31, 1997, prices of fixed-income securities have increased as interest rates have declined. Long-term, tax-exempt interest rates, as measured by the Bond Buyer's Index 40-Bond Index, declined from 5.76% on February 28, 1997 to 5.55% on August 31, 1997. During this same period, long-term taxable rates, as measured by the 30-year Treasury bond, declined a similar amount from 6.80% to 6.61%. The subdued inflationary environment, the declining Federal deficit, and the strong U.S. dollar have contributed to the decline in interest rates. The Federal Reserve has taken no action to raise interest rates since March 1997 in spite of continued economic growth, and this too has contributed to the positive performance of fixed-income securities during the past six months. As of September 26, 1997, the Bond Buyer's 40-Bond Index declined further to 5.46%, close to its recent low of 5.34% on October 15, 1993, and the 30-year Treasury bond declined to 6.38%, still over half a percentage point away from the recent low of 5.79% reached on October 15, 1993.

High Yield Portfolio

The primary objective of the Value Line Tax Exempt High-Yield Portfolio is to provide investors with maximum income exempt from federal income taxes, without undue risk to principal. During the six-months ended August 31, 1997, the fund's total return was 3.75%. Since its inception in March, 1984, the total return for the High-Yield Portfolio, assuming the reinvestment of all dividends over that period, was 197.34%. This is equivalent to an average annual total return of 8.45%. The fund's SEC yield as of August 31, 1997 was 4.65% and exceeded the average SEC yield of 4.27% for all general municipal bond funds ranked by Lipper Analytical Services.

Your Fund's total return for the January 1, 1997 through August 31, 1997 period was 4.71% compared to 5.06% for the Lehman Brothers Municipal Bond Index* during the same time period. Management's emphasis on high-grade securities (which have lower yields than more speculative grade bonds) has contributed to the below-index performance. The difference in yields between high-grade and lower rated bonds is narrow and your management does not believe that purchasing lower grade securities warrants the risk. Investors are reminded that your Fund's performance is net of management fees and expenses and that the index has no such charges.

Your Fund's management continues to emphasize bonds with high credit ratings and with call protection in order to maintain and maximize shareholder income without sacrificing safety of principal. Over 98% of the your Fund's bonds are rated A or better by the major credit agencies, such as Moody's Investors Service and Standard and Poor's Corporation. In addition, 28% of the portfolio is invested in non-callable bonds. The portfolio's highest concentrations of investment are in the insured and housing-revenue sectors.

Money Market Portfolio

The objective of the Tax Exempt Money Market Portfolio is to preserve principal by investing in high-quality, tax-exempt short-term securities which have a high degree of liquidity so as to ensure a constant net asset value of $1.00 per share. The portfolio consists only of securities which carry the highest two ratings of the major credit-rating agencies. The annualized yield was 2.73% as of August 31, 1997, equivalent to a 4.52% taxable yield for those in the 39.6% tax bracket.

Unlike long-term rates, short-term tax-exempt rates, as measured by the Bond Buyer's One-year Note Index, increased from 3.61% on February 28, 1997 to 3.82% on August 31, 1997. However, during this same period of time, the yield on one-year taxable Treasury bills declined from 5.67% to 5.56%.

The municipal bond market is one of the most fragmented and complex sectors of the American capital markets. We

--------------------------------------------------------------------------------
2

                                            The Value Line Tax Exempt Fund, Inc.

Exempt Fund Shareholders
================================================================================

believe that most investors seeking tax-free income are best served by a mutual fund, whose advantages include professional management, diversification, liquidity, low transaction costs, accurate record-keeping, automatic reinvestment of dividends, and availability in small-dollar amounts. In addition to these features, The Value Line Tax Exempt Fund has the additional advantage of carrying no sales or redemption fees; it is a true no-load fund.

We thank you for your continued confidence in Value Line, and we look forward to serving your investment needs in the future.

                                        Sincerely,

                                        /s/ Jean Bernhard Buttner
                                        Jean Bernhard Buttner
                                        Chairman and President

October 22, 1997

--------------------------------------------------------------------------------

* The Lehman Brothers Municipal Bond Index is a total-return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Investment-grade bonds are rated Baa or higher by Moody's or BBB or higher by Standard & Poor's. Returns and attributes for the index are calculated semi-monthly using approximately 25,000 municipal bonds, which are priced by Muller Data Corporation. The returns for the Index do not reflect expenses, which are deducted from the Fund's returns.


Economic Observations

The economy continues to push ahead, with such important indicators as the level of manufacturing activity and the rate of employment growth exhibiting a reasonably good degree of strength. Such trends, and a continuing healthy level of consumer confidence, suggest that growth will average 2.5%-3.0% during the closing half of the year. Thereafter, we would expect the expansion pace to moderate somewhat, with real, inflation-adjusted GDP growth holding in the range of 2.0%-2.5% in 1998.

Inflation, meanwhile, continues to be remarkably subdued. This healthy pricing trend, which is all the more impressive given the longevity of the business upcycle, is, moreover, unlikely to change dramatically in the months ahead. Underscoring our optimism in this area is the earlier hammering out of a budget package which should reduce the government's need to borrow to finance the deficit and the fact that there is still a lack of serious shortages on either the labor or the raw-materials fronts.

Interest rates, meantime, reflecting the current, relatively moderate pace of economic growth and the subdued pricing structure, are unlikely to increase much over the next few months. Nevertheless, we caution that given the seeming resiliency of the business expansion, an inflation-wary Federal Reserve will probably not shy away from tightening the monetary reins if the present pricing stability gives way. And an upward move in rates, if sufficiently pronounced, would be poorly received, in our opinion, by both the stock and the bond markets and, as well, by the U.S. economy down the road. The recent increase in volatility in the financial markets suggests that many are now questioning whether the current, benign environment can last much longer. We think a cautious investment strategy is now in order.

--------------------------------------------------------------------------------
                                                                               3

The Value Line Tax Exempt Fund, Inc.


To Our Value Line Tax Exempt Fund Shareholders
================================================================================

Performance Data:*

HIGH-YIELD PORTFOLIO

                                                 Growth of
                                     Average    an Assumed
                                     Annual    Investment of
                                  Total Return    $10,000
                                    ---------    ---------
 1 year ended 6/30/97.............    7.42%       $10,742
 5 years ended 6/30/97............    5.95%       $13,350
10 years ended 6/30/97............    7.26%       $20,146

MONEY MARKET PORTFOLIO

                                                 Growth of
                                     Average    an Assumed
                                     Annual    Investment of
                                  Total Return    $10,000
                                    ---------    ---------
 1 year ended 6/30/97.............    2.59%       $10,259
 5 years ended 6/30/97............    2.30%       $11,207
10 years ended 6/30/97............    3.51%       $14,115


* The average annual total returns for the one-year, five-year, and ten-year periods ended August 31, 1997, for the High-Yield Portfolio and the Money Market Portfolio were 8.32%, 5.95%, and 7.30% and 2.58%, 2.32% and 3.48%, respectively. The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.

--------------------------------------------------------------------------------
4

                                            The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)                                                                        August 31, 1997
==========================================================================================================================
  Principal
   Amount                             High-Yield Portfolio                                      Rating           Value
--------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (94.4%)

               ALABAMA (.7%)
  $1,250,000   Colbert County-Northwest, Health Care Authority, Hospital Revenue
                 Refunding, Helen Keller Hospital, 8.75%, 6/1/09.............................   NR             $ 1,376,000

               ALASKA (.5%)
     210,000   Housing Finance Corp., Collateral Mortgage Obligation,
                 Veteran's 1st Ser., Veteran's Mortgage Program, 7.45%, 12/1/29  ............   Aaa                216,455
     700,000   Student Loan Corp., Student Loan Revenue, Ser. A, 5.55%, 7/1/10...............   Aaa                707,028
                                                                                                              ------------
                                                                                                                   923,483

               ARKANSAS (1.0%)
               Development Finance Authority, Single Family Mortgage, Revenue:
   1,180,000     Correction Facilities Revenue, 5.40%, 10/1/11...............................   Aaa              1,201,346
     600,000     Single Family Mortgage Revenue Replacement, Ser. C, 8.125%, 8/1/14..........   A+*                617,370
                                                                                                              ------------
                                                                                                                 1,818,716

               CALIFORNIA (2.0%)
   3,670,000   Pleasant Hill, Redevelopment Agency, Residential Mortgage Revenue,
                 Refunding, 5.75%, 8/1/11....................................................   AA*              3,718,334

               COLORADO (4.9%) Denver, City & County:
   2,000,000     Airport Revenue, Refunding, Ser. E, 6.00%, 11/15/11.........................   Aaa              2,184,460
   4,055,000     Single Family Mortgage Revenue, 7.00%, 8/1/10...............................   Aaa              4,644,556
   2,000,000   E-470 Public Highway Authority, Revenue, Ser. A, 5.75%, 9/1/14................   Aaa              2,113,880
     345,000   Housing Finance Authority, Single Family, Revenue, Residential,
                 Ser. C, 8.75%, 9/1/17.......................................................   Aa1                355,654
                                                                                                              ------------
                                                                                                                 9,298,550

               GEORGIA (.5%)
   1,000,000   Residential Finance Authority, Single Family Insured Mortgage,
                 Revenue, Subser.  C, 8.00%, 12/1/16.........................................   Aa               1,042,650

               HAWAII (2.5%)
   4,000,000   Department of Budget and Finance, Special Purpose Mortgage Revenue,
                 Kapiolani Health Care System, 6.40%, 7/1/13.................................   Aaa              4,731,680

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                                                                               5

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)
==========================================================================================================================
  Principal
   Amount                             High-Yield Portfolio                                      Rating           Value
--------------------------------------------------------------------------------------------------------------------------

               ILLINOIS (14.8%)
               Chicago:
  $8,200,000     O'Hare International Airport, Revenue Refunding, 2nd Lien,
                    Ser. C-1, 5.00%, 1/1/18..................................................   Aaa            $ 7,701,194
   1,000,000     Single Family Mortgage Revenue, Collateralized,
                    Ser. B, 5.10%, 9/1/07....................................................   Aaa                996,120
   1,000,000     Skyway Toll Bridge Revenue, Refunding, 5.50%, 1/1/23 .......................   Aaa                989,140
               General Obligations:
   2,500,000     Refunding, 5.125%, 12/1/17..................................................   Aaa              2,397,900
   4,000,000     5.25%, 7/1/22...............................................................   Aaa              3,859,880
               Housing Development Authority:
   4,500,000     Multi Family, Ser. 91-A, 8.25%, 7/1/16......................................   A1               4,838,310
   2,340,000     Residential Mortgage Revenue, Ser. A, 7.00%, 8/1/17.........................   Aa2              2,414,576
   1,500,000   Regional Transportation Authority, Ser. A, 8.00%, 6/1/17......................   Aaa              1,983,195
   2,650,000   Sales Tax Revenue, Ser. P, 6.50%, 6/15/22.....................................   Aa3              3,037,536
                                                                                                              ------------
                                                                                                                28,217,851
               INDIANA (2.2%)
   3,000,000   Office Building Commission, Capital Complex, Revenue,
                 Ser. B, 7.40%, 7/1/15.......................................................   Aaa              3,740,820
     500,000   South Newton, School Building Corp., Refunding,
                 First Mortgage, 5.60%, 1/15/17..............................................   Aaa                514,320
                                                                                                              ------------
                                                                                                                 4,255,140
               IOWA (2.4%)
   1,700,000   Finance Authority, Single Family, Revenue Mortgage,
                 Ser. B, 7.45%, 7/1/23.......................................................   Aaa              1,795,914
   2,500,000   Muscatine, Electric Revenue, 6.70%, 1/1/13....................................   Aaa              2,792,150
                                                                                                              ------------
                                                                                                                 4,588,064
               MAINE (2.4%)
               Housing Authority, Mortgage Purchase Program:
   1,000,000     Ser. D-3, 8.15%, 11/15/11...................................................   Aa2              1,039,390
   2,800,000     Ser. D-4, 7.55%, 11/15/19...................................................   Aa2              2,952,600
     500,000   State Street Housing Preservation Corp., Multifamily Housing Revenue,
                 100 State Street Project, Ser. A, 7.50%, 1/1/19.............................   A*                 541,465
                                                                                                              ------------
                                                                                                                 4,533,455
               MASSACHUSETTS (3.1%)
   3,175,000   Housing Revenue, Refunding, Single Family, Ser 26, 4.45%, 12/1/24.............   Aa               3,134,296
   2,710,000   Residential Development, Ser H, 6.75%, 5/15/15................................   Aaa              2,870,540
                                                                                                              ------------
                                                                                                                 6,004,836

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6

                                            The Value Line Tax Exempt Fund, Inc.

                                                                                                           August 31, 1997
==========================================================================================================================
  Principal
   Amount                             High-Yield Portfolio                                      Rating           Value
--------------------------------------------------------------------------------------------------------------------------
               MICHIGAN (1.1%)
  $2,000,000   Housing Development Authority, Single Family Mortgage,
                  Revenue, Ser. C, 5.95%, 12/1/14............................................   AA+*           $ 2,044,460

               MINNESOTA (1.6%)
               Housing Finance Agency, Refunding:
   2,740,000     Rental Housing, Ser. D, 5.80%, 8/1/11.......................................   Aaa              2,799,677
     225,000     Single Family Mortgage, Ser. D, 4.55%, 7/1/25...............................   Aa2                223,862
                                                                                                              ------------
                                                                                                                 3,023,539

               NEBRASKA (2.0%)
   3,615,000   Investment Finance Authority, Single Family Mortgage,
                 Revenue, Ser. A, 5.977%, 9/30/16............................................   Aaa              3,753,201

               NEW HAMPSHIRE (.1%)
     190,000   Housing Finance Authority, Single Family Residential Mortgage,
                 Ser. B, 7.75%, 7/1/23.......................................................   Aa                 202,840

               NEW JERSEY (1.0%)
               Housing and Mortgage Finance Agency, Home Buyer, Revenue:
     340,000     Ser. G, 4.625%, 4/1/15......................................................   Aaa                336,716
     585,000     Ser. H, 4.625%, 10/1/18.....................................................   Aaa                583,573
   1,000,000   Newark, School District, Qualified Bond Act, 5.30%, 9/1/10+...................   Aaa              1,010,830
                                                                                                              ------------
                                                                                                                 1,931,119
               NEW YORK (10.1%) New York City:
                 General Obligations:
     630,000       Ser. F, 8.20%, 11/15/04...................................................   Baa1               716,392
   1,000,000       Ser. A, 5.25%, 8/1/10.....................................................   Aaa              1,003,480
               New York State:
                 Dormitory Authority, Revenue:
     240,000       Court Facilities Lease, Ser. A, 5.625%, 5/15/13...........................   Baa1               240,946
   1,500,000       Long Island University, Asset Guaranty, FSA Insured, 5.50%, 9/1/20........   Aaa              1,476,915
   1,000,000       Millard Fillmore Hospital, FSA Insured, 5.20%, 2/1/10.....................   Aaa                997,420
   1,500,000       Refunding, Rochester Institute of Technology, 5.30%, 7/1/17...............   Aaa              1,479,240
                 Medical Care Facilities Finance Agency:
   3,900,000       Hospital and Nursing Home, Mortgage Revenue, Ser. D,
                      6.35%, 2/15/12.........................................................   Aa2              4,312,776
   4,100,000       Presbyterian Hospital, Ser. A, Revenue Refunding, 5.50%, 8/15/24..........   Aa               4,020,829

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                                                                               7

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)
==========================================================================================================================
  Principal
   Amount                             High-Yield Portfolio                                      Rating           Value
--------------------------------------------------------------------------------------------------------------------------
   $ 945,000     Mortgage Agency Revenue, Homeowner Mortgage,
                    Ser. 30-A, 4.375%, 10/1/23...............................................   Aa2              $ 926,941
   4,000,000     Urban Development Corp., Refunding, Corporate Purpose,
                    Senior Lien, 5.50%, 7/1/26...............................................   Aaa              4,002,920
                                                                                                               -----------
                                                                                                                19,177,859

               NORTH CAROLINA (1.4%)
   2,510,000   Housing Finance Agency, Ser U, 6.375%, 9/1/22.................................   Aa               2,578,749

               OKLAHOMA (3.5%)
     315,000   Housing Finance Agency, Single Family Mortgage, Revenue,
                  Class A, 7.99675%, 8/1/18..................................................   AAA*               334,773
   5,745,000   McGee Creek Authority, Water Revenue, 6.00%, 1/1/23...........................   Aaa              6,259,350
                                                                                                               -----------
                                                                                                                 6,594,123

               OREGON (4.6%)
   8,695,000   Eugene, Trojan Nuclear Project, Revenue, 5.90%, 9/1/09........................   Aa1              8,704,043

               PENNSYLVANIA (.4%)
     650,000   York County, Solid Waste & Refuse Authority, Industrial Development
                  Revenue, Resource Recovery Project, Ser. A, 8.20%, 12/1/14.................   A                  674,264

               PUERTO RICO (1.3%)
   2,500,000   Electric Power Authority, Power Revenue, Ser. AA, 5.375%, 7/1/27..............   Aaa              2,461,450

               RHODE ISLAND (1.6%)
   2,000,000   Health & Educational Building Corp., Revenue Refunding,
                  Roger Williams University, 5.375%, 11/15/24................................   AAA*             1,940,060
   1,000,000   Housing and Mortgage Finance Corp., Homeownership Opportunity,
                  Ser. 3A, 7.80%, 10/1/10....................................................   Aa2              1,069,750
                                                                                                               -----------
                                                                                                                 3,009,810

               SOUTH CAROLINA (2.0%)
   1,225,000   Piedmont, Municipal Power Agency, Electric Power Agency,
                  Refunding, 6.75%, 1/1/19...................................................   Aaa              1,441,543
   2,450,000   Three Rivers, Solid Waste Authority, Solid Waste Disposal Facilities,
                  Revenue, 5.30%, 1/1/27.....................................................   Aaa              2,378,852
                                                                                                               -----------
                                                                                                                 3,820,395

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8

                                            The Value Line Tax Exempt Fund, Inc.

                                                                                                           August 31, 1997
==========================================================================================================================
  Principal
   Amount                             High-Yield Portfolio                                      Rating           Value
--------------------------------------------------------------------------------------------------------------------------
               SOUTH DAKOTA (4.2%)
  $5,100,000   Heartland Consumers Power District, Electric Revenue,
                  Refunding, 6.00%, 1/1/17...................................................   Aaa            $ 5,502,390
               Housing Development Authority, Homeownership Mortgage:
   1,500,000     Ser. A, 5.40%, 5/1/14.......................................................   Aa1              1,521,030
   1,000,000     Ser. F, 5.70%, 5/1/17.......................................................   Aa1                990,690
                                                                                                               -----------
                                                                                                                 8,014,110

               TEXAS (9.7%)
   2,000,000   Austin, Utilities System Revenue, Refunding, 5.00%, 11/15/10..................   Aaa              1,982,880
   2,000,000   Bell County, Health Facilities Development Corp., Revenue Refunding,
                  Central Texas Pooled Health, Ser. A, 4.75%, 10/1/23........................   AA-*             2,014,900
   3,000,000   Harris County, Hospital District, Mortgage Revenue, 7.40%, 2/15/10............   Aaa              3,577,680
   5,645,000   Houston, Housing Finance Corp., Single Family Mortgage Revenue,
                  Refunding, Ser. A, 5.95%, 12/1/10..........................................   Aaa              5,799,504
   3,000,000   Lubbock, Housing Finance Corp., Single Family Mortgage Revenue,
                  Refunding, Ser. 1989A, 8.00%, 10/1/21......................................   AAA*             4,028,880
   1,000,000   Travis County, Health Facilities Development Corp., Hospital Revenue,
                  Daughters of Charity, 5.90%, 11/15/07......................................   Aa               1,059,000
                                                                                                               -----------
                                                                                                                18,462,844

               UTAH (1.3%)
               Housing Finance Agency, Single Family Mortgage:
     390,000     Ser. C-3, 7.55%, 7/1/23.....................................................   AA*                412,218
   1,025,000     Ser. D-3, 7.55%, 7/1/23.....................................................   AA*              1,081,959
   1,000,000     Ser. B-2, CL-I, 5.30%, 7/1/27...............................................   Aaa              1,016,560
                                                                                                               -----------
                                                                                                                 2,510,737

               VIRGINIA (1.7%)
   3,000,000   Housing Development Authority, Commonwealth Mortgage,
                  Subser. H-2, 6.85%, 7/1/14.................................................   Aa1              3,210,960

               WASHINGTON (1.5%)
     500,000   Douglas County, Public Utility District No. 1,
                  Wells Hydroelectric Revenue, 4.00%, 9/1/18.................................   A                  447,130
   2,500,000   Grant County, Public Utility District No. 2, Priest Rapids Hydro
                  Electric Revenue, Second Series, Ser. A, 5.50%, 1/1/16.....................   Aaa              2,501,750
                                                                                                               -----------
                                                                                                                 2,948,880

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                                                                               9

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)
==========================================================================================================================
  Principal
   Amount                             High-Yield Portfolio                                      Rating           Value
--------------------------------------------------------------------------------------------------------------------------
               WISCONSIN (6.9%)
  $3,000,000   Clean Water Revenue, Ser. 1, 6.875%, 6/1/11...................................   Aa2           $  3,541,170
               Housing and Economic Development Authority:
   1,785,000     Home Ownership Revenue, Refunding, Ser. A, 6.00%, 3/1/17....................   Aa2              1,828,215
   7,595,000     Housing Revenue, Refunding, Ser C, 5.80%, 11/1/13...........................   Aaa              7,728,672
                                                                                                              ------------
                                                                                                                13,098,057
               WYOMING (1.4%)
   2,750,000   Community Development Authority, Housing Revenue,
                  Ser. 4, 5.70%, 6/1/17......................................................   Aa2              2,749,725
                                                                                                              ------------

               TOTAL LONG-TERM MUNICIPAL SECURITIES .......................................................    179,479,924
                                                                                                              ------------

SHORT-TERM MUNICIPAL SECURITIES (3.7%)
   2,100,000   Berkley County, South Carolina, Exempt Facilities Industrial Revenue,
                  AMOCO Chemical Co. Project, 3.80%, 10/1/23.................................   A1+*(1)          2,100,000
   1,200,000   Jackson County, Mississippi, Port Facility Revenue, Refunding,
                  Chevron USA, Inc. Project, 3.70%, 6/1/23...................................   P1(2)            1,200,000
   1,300,000   Maricopa County, Arizona, Pollution Control Revenue, Refunding,
                  Arizona Public Service Co., Ser. B, 3.70%, 5/1/29..........................   P-1(1)           1,300,000
   2,400,000   Raleigh-Durham, North Carolina, Airport Authority, Special Facilities
                  Revenue, Refunding, American Airlines, Ser. B, 3.75%, 11/1/15..............   A1+*(1)          2,400,000
                                                                                                              ------------
               TOTAL SHORT-TERM MUNICIPAL SECURITIES ......................................................      7,000,000
                                                                                                              ------------

               TOTAL MUNICIPAL SECURITIES (98.1%) (Cost $180,632,792) .....................................    186,479,924
               EXCESS OF CASH AND OTHER ASSETS OVER LIABILITIES (1.9%) ....................................      3,595,611
                                                                                                              ------------
               NET ASSETS (100.0%) ........................................................................   $190,075,535
                                                                                                              ============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
                 PER SHARE OUTSTANDING ....................................................................        $ 10.91
                                                                                                              ============

Rated by Moody's Investors Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.

Variable rate notes are considered short-term obligations. Interest rates change periodically every (1) 1 day or (2) 7 days. These securities are payable on demand on interest rate refix dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of August 31, 1997.

+    When issued security


See Notes to Financial Statements

--------------------------------------------------------------------------------
10

                                            The Value Line Tax Exempt Fund, Inc.

                                                                                                           August 31, 1997
==========================================================================================================================
  Principal
   Amount                             Money Market Portfolio                                    Rating           Value
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (101.8%)

               ARIZONA (5.2%)
  $1,000,000   Maricopa County, Pollution Control Revenue, Refunding,
                 Arizona Public Service Co., Ser B, 3.70%, 5/1/29............................   P1(1)          $ 1,000,000

               ARKANSAS (5.2%)
               Development Finance Authority:
     500,000     Correctional Facilities Revenue, Refunding, 3.60%, 11/15/97.................   Aaa                500,000
     500,000     Drivers License Revenue, State Police Headquarters & Wireless
                    Data Equipment, 3.80%, 6/1/98............................................   Aaa                500,000
                                                                                                               -----------
                                                                                                                 1,000,000

               GEORGIA (8.9%)
     500,000   Clarke County, Hospital Authority Revenue Certificates, Refunding,
                 Athens Regional Medical Project, 3.90%, 1/1/98..............................   Aaa                500,321
     300,000   Hapeville, Development Authority, Industrial Development Revenue,
                 Hapeville Hotel Ltd., 3.70%, 11/1/15........................................   P1(1)              300,000
               Monroe County, Development Authority, Pollution Control Revenue:
     600,000     Georgia Power Company, 2nd Ser., 3.75%, 7/1/25..............................   VMIG1(1)           600,000
     300,000     Gulf Power Company Plant, 2nd Ser., 3.75%, 9/1/24...........................   P1(1)              300,000
                                                                                                               -----------
                                                                                                                 1,700,321

               IOWA (4.7%)
               School Cash Anticipation Program, School Corporations, Warrant Certificates:
     400,000     Ser. B, 4.25%, 1/30/98......................................................   MIG1               400,957
     500,000     Ser. A, 4.50%, 6/26/98......................................................   MIG1               502,751
                                                                                                               -----------
                                                                                                                   903,708

               LOUISIANA (15.2%)
   1,000,000   Lake Charles Parish, Harbor and Terminal District, Port Facilities
                 Revenue, Refunding, 3.75%, 11/1/11..........................................   Aa1(1)           1,000,000
     500,000   New Orleans, Public Improvements, Ser. A, 5.625%, 12/1/97.....................   Aaa                502,204
     500,000   Public Facilities Authority, School Board Advance Funding Program,
                 Ser. A, 4.50%, 9/24/97......................................................   SP1+*              500,182
     900,000   Saint Charles Parish, Pollution Control Revenue, Shell Oil Co. Project,
                 Ser. A, 3.80%, 10/1/22......................................................   VMIG1(1)           900,000
                                                                                                               -----------
                                                                                                                 2,902,386

--------------------------------------------------------------------------------
                                                                              11

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)
==========================================================================================================================
  Principal
   Amount                             Money Market Portfolio                                    Rating           Value
--------------------------------------------------------------------------------------------------------------------------
               MICHIGAN (5.2%)
  $1,000,000   Strategic Fund, Pollution Control Revenue, Refunding,
                 Consumers Power Project, Ser. A, 3.70%, 4/15/18.............................   P1(1)          $ 1,000,000

               MINNESOTA (2.6%)
     500,000   School Districts, Tax and Aid Anticipation Borrowing Project,
                 Certificates of Participation, Ser. B, 3.65%, 3/10/98.......................   MIG1               500,000

               MISSISSIPPI (3.1%)
     600,000   Jackson County, Port Facility Revenue, Refunding, Chevron USA, Inc.
                 Project, 3.70%, 6/1/23......................................................   P1(2)              600,000

               NEVADA (2.6%)
     500,000   Las Vegas, General Obligation, Recreation Bonds, 3.65%, 2/1/98................   Aaa                500,000

               NEW JERSEY (2.1%)
     400,000   Economic Development Authority, Economic Development Revenue,
                 Dow Chemical, Ser. A, 3.00%, 5/1/01.........................................   P1(1)              400,000

               NEW YORK (5.8%) New York City:
     600,000     General Obligations, Subser. A-5, 3.70%, 8/1/15.............................   VMIG1(1)           600,000
     500,000     Municipal Assistance Corp., Ser. G, 4.50%, 7/1/98...........................   Aa2                502,407
                                                                                                               -----------
                                                                                                                 1,102,407

               SOUTH DAKOTA (2.6%)
     500,000   Housing Development Authority, Homeownership Mortgage,
                 Ser. B, 3.75%, 5/1/17 (Mandatory Put Back 3/26/98)..........................   VMIG1              500,000

               TEXAS (17.8%)
               Brazos River Authority, Pollution Control Revenue, Refunding:
     900,000     Ser. A, 3.80%, 3/1/26.......................................................   VMIG1(1)           900,000
     300,000     Ser. B, 3.90%, 6/1/30.......................................................   VMIG1(1)           300,000
     600,000   Harris County, Health Facilities Development Corp., Special Facilities
                 Revenue, Texas Medical Center Project, 3.85%, 2/15/22.......................   VMIG1(1)           600,000
     390,000   Highland Park, Independent School District, Refunding, 3.70%, 2/15/98.........   Aaa                390,000
     500,000   Irving, General Obligation, Refunding, 4.10%, 3/15/98.........................   Aaa                501,061
     205,000   Kingsbridge, Municipal Utility District, Refunding, 3.95%, 9/1/97.............   Aaa                205,000
     500,000   Tax and Revenue Anticipation Notes, dated 9/2/97, 4.75%, 8/31/98..............   MIG1               504,405
                                                                                                               -----------
                                                                                                                 3,400,466

--------------------------------------------------------------------------------
12

                                            The Value Line Tax Exempt Fund, Inc.

                                                                                                           August 31, 1997
==========================================================================================================================
  Principal
   Amount                             Money Market Portfolio                                    Rating           Value
--------------------------------------------------------------------------------------------------------------------------
               UTAH (5.2%)
  $1,000,000   Emery County, Pollution Control Revenue, Refunding,
                  Pacificorp Project, 3.75%, 11/1/24.........................................   VMIG1(1)      $  1,000,000

               WISCONSIN (5.2%)
     500,000   Delavan-Darien School District, Bond Anticipation Notes,
                  4.15%, 4/15/98.............................................................   MIG1               500,708
     500,000   Kaukauna Area School District, Brown, Calumet and
                  Outagamie Counties, Bond Anticipation Notes, 4.35%, 2/26/98................   SP1*               500,518
                                                                                                              ------------
                                                                                                                 1,001,226

               WYOMING (10.4%)
               Lincoln County, Pollution Control Revenue, Exxon Project:
     700,000      Ser. D, 3.70%, 11/1/14.....................................................   P1(1)              700,000
     900,000      Ser. C, 3.80%, 7/1/17......................................................   Aaa(1)             900,000
     400,000   Platte County, Pollution Control Revenue, Tri-State Gas & Electric,
                  Ser. B, 3.75%, 7/1/14......................................................   P1(1)              400,000
                                                                                                              ------------
                                                                                                                 2,000,000
                                                                                                              ------------

               TOTAL SHORT-TERM MUNICIPAL SECURITIES (101.8%)
                 (Cost $19,510,514) .......................................................................     19,510,514

               EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-1.8%) ...................................       (341,897)
                                                                                                              ------------

               NET ASSETS (100.0%)  .......................................................................   $ 19,168,617
                                                                                                              ============

               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
                 PER OUTSTANDING SHARE ....................................................................   $       1.00
                                                                                                              ============

Rated by Moody's Investors Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.

Variable rate notes are considered short-term obligations. Interest rates change periodically every (1) 1 day (2) 7 days. These securities are payable on demand on interest rate refix dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of August 31, 1997.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                              13

The Value Line Tax Exempt Fund, Inc.

Statement of Assets and Liabilities
at August 31, 1997 (unaudited)
================================================================================
                                                               Portfolio
                                                        -----------------------
                                                          High-         Money
                                                          Yield         Market
                                                        --------       --------
                                                        (Dollars in thousands
                                                        except per share amount)
Assets:
Investment securities, at value
  (Cost $180,633 and amortized
  cost $19,511) .................................       $186,480       $ 19,511
Cash ............................................             18             86
Receivable for securities sold ..................          4,968           --
Interest receivable .............................          2,231            129
Receivable for capital shares sold ..............            811              3
                                                        --------       --------
    Total Assets ................................        194,508         19,729
                                                        --------       --------
Liabilities:
Payable for securities purchased ................          3,974            504
Dividends payable to shareholders ...............            264           --
Payable for capital shares repurchased ..........             15              5
Accrued expenses:
  Advisory fee ..................................             81              8
  Other .........................................             98             43
                                                        --------       --------
    Total Liabilities ...........................          4,432            560
                                                        --------       --------
    Net Assets: .................................       $190,076       $ 19,169
                                                        ========       ========
Net Assets:
Capital stock, at $.01 par value
  (Authorized  65,000,000 shares
  and 125,000,000 shares,
  respectively, outstanding
  17,415,247 shares and 19,197,379
  shares
  respectively) .................................       $    174       $    192
Additional paid-in capital ......................        182,630         19,005
Undistributed net investment income .............             15              3
Accumulated net realized gain (loss)
  on investments ................................          1,410            (31)
Unrealized net appreciation of
  investments ...................................          5,847           --
                                                        --------       --------
    Net Assets ..................................       $190,076       $ 19,169
                                                        ========       ========
    Net Asset Value, Offering and
      Redemption Price per
      Outstanding Share .........................       $  10.91       $   1.00
                                                        ========       ========


Statement of Operations
for the Six Months Ended August 31, 1997 (unaudited)
================================================================================
                                                               Portfolio
                                                         ----------------------
                                                          High-          Money
                                                          Yield          Market
                                                         -------        -------
                                                                 Dollars
                                                             (in thousands)
Investment Income:
Interest income ..................................       $ 5,389        $   357
                                                         -------        -------
Expenses:
Advisory fee .....................................           482             49
Transfer agent fees ..............................            28             11
Custodian fees ...................................            22              2
Printing and stationery ..........................            19              4
Auditing and legal fees ..........................            18             16
Registration and filing fees .....................             9              8
Postage ..........................................             7              2
Directors' fees and expenses .....................             4              4
Other ............................................            28              7
                                                         -------        -------
    Total expenses before custody
      credits ....................................           617            103
    Less: custody credits ........................            (6)            (1)
                                                         -------        -------
    Net Expenses .................................           611            102
                                                         -------        -------

Net Investment Income ............................         4,778            255
                                                         -------        -------

Net Realized and Unrealized Loss on
  Investments:
  Net Realized Gain ..............................           682           --
  Change in Unrealized Appreciation ..............         1,680           --
                                                         -------        -------

Net Realized Gain and Change in
  Unrealized Appreciation on
  Investments ....................................         2,362           --
                                                         -------        -------

Net Increase in Net Assets
  from Operations ................................       $ 7,140        $   255
                                                         =======        =======

See Notes to Financial Statements.

--------------------------------------------------------------------------------
14

                                            The Value Line Tax Exempt Fund, Inc.


Statement of Changes in Net Assets
for the Six Months Ended August 31, 1997 (unaudited), and for the Year Ended February 28, 1997
================================================================================

                                                                          High-Yield Portfolio            Money Market Portfolio
                                                                         -----------------------------------------------------------
                                                                        Six Months                       Six Months
                                                                           Ended       Year Ended           Ended        Year Ended
                                                                      August 31, 1997 February 28,     August 31, 1997  February 28,
                                                                       (unaudited)        1997          (unaudited)         1997
                                                                         -----------------------------------------------------------
                                                                                           (Dollars in thousands)

Operations:
  Net investment income ........................................       $   4,778        $  10,690        $     255        $     531
  Net realized gain (loss) on investments ......................             682              755             --                 (1)
  Change in net unrealized appreciation ........................           1,680           (1,721)            --               --
                                                                       -------------------------------------------------------------
  Net increase in net assets from operations ...................           7,140            9,724              255              530
                                                                       -------------------------------------------------------------

Distributions to Shareholders:
  Net investment income ........................................          (4,763)         (10,690)            (253)            (531)
                                                                       -------------------------------------------------------------

Capital Share Transactions:
  Net proceeds from sale of shares .............................          10,529          146,110            4,100           14,044
  Net proceeds from reinvestment of distribution
    to shareholders ............................................           3,018            6,978              253              531
  Cost of shares repurchased ...................................         (19,489)        (181,241)          (4,854)         (16,683)
                                                                       -------------------------------------------------------------
  Net decrease in net assets from capital
    share transactions .........................................          (5,942)         (28,153)            (501)          (2,108)
                                                                       -------------------------------------------------------------

Total Decrease in Net Assets ...................................          (3,565)         (29,119)            (499)          (2,109)

Net Assets:
  Beginning of period ..........................................         193,641          222,760           19,668           21,777
                                                                       -------------------------------------------------------------
  End of period ................................................       $ 190,076        $ 193,641        $  19,169        $  19,668
                                                                       =============================================================
Net Undistributed Investment
  Income at end of period ......................................       $      15        $    --          $       2        $    --
                                                                       =============================================================


See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.


Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

The  Value  Line Tax  Exempt  Fund,  Inc.  (the  Fund) is  registered  under the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, comprised of the High Yield and Money Market Portfolios. The primary investment objective of the High Yield Portfolio is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The primary objective of the Money Market Portfolio is to preserve principal and provide income by investing in high-quality, tax-exempt money market instruments. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuations: High-Yield Portfolio -- The investments are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices in the judgement of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Board of Directors.

Money Market Portfolio -- Securities are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized capital gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940. The rule requires that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality, with minimal credit risks. The Directors have established procedures designed to achieve these objectives.

(B) Distributions: It is the policy of the Fund to declare daily from net investment income. In the Money Market Portfolio, dividends are automatically reinvested each day in additional shares. Dividends credited to a shareholder's account in the High-Yield Portfolio are distributed monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains in either Portfolio at least annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income-tax regulations, which may differ from generally accepted

--------------------------------------------------------------------------------

                                            The Value Line Tax Exempt Fund, Inc.

                                                                 August 31, 1997
================================================================================

accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(C) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax or excise tax is required in the accompanying financial statements.

(D) Investments: Securities transactions are recorded on a trade-date basis. Realized gains and losses from securities transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of premium and accretion of original-issue discounts, when appropriate, in accordance with federal income-tax regulations, is earned from settlement date and recognized on the accrual basis. Additionally, when appropriate, the Fund recognizes market discount when the securities are disposed. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(E) Expenses: Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses that are applicable to both Portfolios are allocated between them.

2. Capital Share Transactions Transactions in capital stock were as follows:

                                                          High-Yield Portfolio
                                                        -----------------------
                                                        Six Months
                                                           Ended        Year
                                                        August 31,      Ended
                                                           1997     February 28,
                                                        (unaudited)     1997
                                                        -----------------------
                                                              (in thousands)
Shares sold ..................................             973           13,694
Shares issued to shareholders
  in reinvestment of dividends ...............             279              654
                                                        -----------------------
                                                         1,252           14,348

Shares repurchased ...........................          (1,800)         (16,971)
                                                        -----------------------
Net decrease .................................            (548)          (2,623)
                                                        =======================


                                                         Money Market Portfolio
                                                        -----------------------
                                                        Six Months
                                                           Ended        Year
                                                        August 31,      Ended
                                                           1997     February 28,
                                                        (unaudited)     1997
                                                        -----------------------
                                                             (in thousands)
Shares sold                                              4,100           14,044
Shares issued to shareholders
  in reinvestment of dividends                             253              531
                                                        -----------------------
                                                         4,353           14,575

Shares repurchased                                      (4,854)         (16,683)
                                                        -----------------------
Net decrease                                              (501)          (2,108)
                                                        =======================

--------------------------------------------------------------------------------
                                                                              17

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements (unaudited)
================================================================================


3. Purchases and Sales of Securities

Purchases and sales of municipal securities were as follows:

                                                            High-Yield Portfolio
                                                              ----------------
                                                              Six Months Ended
                                                               August 31, 1997
                                                                 (unaudited)
                                                              ----------------
                                                               (in thousands)
PURCHASES:
  Long-term obligations                                           $101,820
  Short-term obligations                                            48,200
                                                                  --------
                                                                  $150,020
                                                                  ========

MATURITIES OR SALES:
  Long-term obligations                                           $105,723
  Short-term obligations                                            55,350
                                                                  --------
                                                                  $161,073
                                                                  ========

                                                                 Money Market
                                                                   Portfolio
                                                               ----------------
                                                               Six Months Ended
                                                                August 31, 1997
                                                                  (unaudited)
                                                               ----------------
                                                                (in thousands)
PURCHASES:
  Municipal short-term obligations                                $14,015
                                                                  ========

MATURITIES OR SALES:
  Municipal short-term obligations                                $14,921
                                                                  ========


At August 31, 1997, the aggregate cost of investments for federal income-tax purposes was $180,632,792 for the High-Yield Portfolio and $19,510,514 for the Money Market Portfolio.

The aggregate appreciation and depreciation of investments in the High-Yield Portfolio at August 31, 1997, based on a comparison of investment values and their costs for federal income-tax purposes, is $6,367,095 and $519,963, respectively, resulting in a net unrealized appreciation of $5,847,132. There was no unrealized appreciation or depreciation in the Money Market Portfolio.

For federal income-tax purposes the High-Yield Portfolio had a net realized gain at February 28, 1997, after utilizing prior year's carry forward losses of $23,412, which it intends to distribute to its shareholders, and the Money Market Portfolio had a capital-loss carryover at February 28, 1997, of $29,932, of which $27,649 will expire in 2000, $998 in 2004 and $1,285 in 2005. Any net capital losses incurred after October 31, within the Portfolio's tax year, if so elected by either Portfolio, are deemed to arise on the first day of that Portfolio's next taxable year. Accordingly, the Money Market Portfolio has elected to defer $1,415 of net capital losses incurred after October 31, 1996. To the extent future capital gains are offset by such capital losses, the Portfolio does not anticipate distributing any such gains to its shareholders.

4. Investment Advisory Contract and Transactions with Affiliates

An advisory fee of $481,913 and $48,971 was paid or payable on the High-Yield Portfolio and the Money Market Portfolio, respectively, to Value Line, Inc. (the Adviser), for the six months ended August 31, 1997. This was computed at the annual rate of 1/2 of 1% of the average daily net asset value of the portfolios of the Fund for the year. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other

--------------------------------------------------------------------------------
18

                                            The Value Line Tax Exempt Fund, Inc.

                                                                 August 31, 1997
================================================================================

costs and expenses of its organization and operation. If the aggregate expenses of the Fund, other than taxes, interest, brokerage commissions, and extraordinary expenses, exceed the expense limitation imposed by any state in which the Fund sells its shares, the advisory fee will be reduced by the amount of such excess, or the amount of such excess will be refunded. No such reimbursement was required for the six months ended August 31, 1997.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a Director of the Fund.

At August 31, 1997, the Adviser and/or affiliated companies owned 108,353 shares of the High-Yield Portfolio common shares, representing .62% of the outstanding shares. In addition, certain officers and directors of the Fund owned 152,953 shares of the High-Yield Portfolio, representing .88% of the outstanding shares and 2,481 shares of the Money Market Portfolio, representing .01% of the outstanding shares.

--------------------------------------------------------------------------------
                                                                              19

The Value Line Tax Exempt Fund, Inc.


                                                                       Financial
================================================================================

Selected Data for a Share of Capital Stock Outstanding Throughout Each Period:

                                                        HIGH-YIELD PORTFOLIO
                                         For the Six
                                         Months Ended                        Years Ended on Last Day of February,
                                        August 31, 1997       ----------------------------------------------------------------------
                                           (unaudited)        1997             1996           1995          1994           1993
                                        --------------------------------------------------------------------------------------------
Net asset value, beginning
  of period .........................   $   10.78         $   10.82        $   10.40     $    10.97     $   11.29     $    10.59
                                        --------------------------------------------------------------------------------------------
  Income from investment
    operations:
    Net investment income ...........        .270              .547             .552           .568          .598           .635
    Net gains or losses on securities
      (both realized and unrealized)         .129             (.040)            .420          (.528)        (.112)          .698
                                        --------------------------------------------------------------------------------------------
    Total from investment
      operations ....................        .399              .507             .972           .040          .486          1.333
                                        --------------------------------------------------------------------------------------------
  Less distributions:
    Dividends from net investment
      income ........................       (.269)            (.547)           (.552)         (.568)        (.602)         (.633)
    Distributions from capital gains         --                --               --            (.042)        (.204)          --
                                        --------------------------------------------------------------------------------------------
      Total distributions ...........       (.269)            (.547)           (.552)         (.610)        (.806)         (.633)
                                        --------------------------------------------------------------------------------------------
Net asset value, end of period ......   $   10.91         $   10.78        $   10.82     $    10.40     $   10.97     $    11.29
                                        ============================================================================================
Total return ........................        3.75%+            4.86%            9.55%           .64%         4.37%         13.03%
                                        ============================================================================================

Ratios/Supplemental Data
Net assets, end of period
  (in thousands) ....................   $ 190,076         $ 193,641        $ 222,760     $  241,467     $ 237,888     $  301,514
Ratio of expenses to
  average net assets ................         .64%(1)*          .60%(1)          .62%           .61%          .58%           .60%
Ratio of net investment income to
  average net assets ................        4.99%*            5.13%            5.22%          5.54%         5.30%          5.89%
Portfolio turnover rate .............          57%               73%              95%            60%           55%           101%

*    Annualized

+    Not annualized, for six month period only.

(1)  Before offset for custody credits.


See Notes to Financial Statements

-------------------------------------------------------------------------------
20

                                            The Value Line Tax Exempt Fund, Inc.

Highlights
================================================================================

Selected Data for a Share of Capital Stock Outstanding Throughout Each Period:

                                                          MONEY MARKET PORTFOLIO
                                         For the Six
                                         Months Ended                        Years Ended on Last Day of February,
                                        August 31, 1997       ----------------------------------------------------------------------
                                           (unaudited)        1997             1996           1995          1994           1993
                                        --------------------------------------------------------------------------------------------
Net asset value, beginning
  of period .....................       $   1.00          $    1.00        $    1.00     $    1.00      $    1.00     $    1.00
                                        --------------------------------------------------------------------------------------------
  Income from investment
    operations:
    Net investment income .......           .013               .025             .029          .022           .016          .023
                                        --------------------------------------------------------------------------------------------
  Less distributions:
    Dividends from net investment
      income ....................          (.013)             (.025)           (.029)        (.022)         (.016)        (.023)
                                        --------------------------------------------------------------------------------------------
Net asset value, end of period ..       $   1.00          $    1.00        $    1.00     $    1.00      $    1.00     $    1.00
                                        ============================================================================================
Total return ....................           1.30%+             2.56%            2.92%         2.22%          1.58%         2.34%
                                        ============================================================================================

Ratios/Supplemental Data
Net assets, end of period
  (in thousands) ................       $ 19,169          $  19,688        $  21,777     $  25,681      $  31,707     $  36,309
Ratio of expenses to
  average net assets ............           1.05%*(1)          1.00%(1)         1.01%          .89%           .86%          .80%
Ratio of net investment income to
  average net assets ............           2.61%*             2.54%            2.89%         2.17%          1.56%         2.38%

*    Annualized

+    Not annualized, for six month period only.

(1)  Before offset for custody credits.


See Notes to Financial Statements

--------------------------------------------------------------------------------
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


Value Line New York Tax Exempt Trust


                         The Value Line Family of Funds

================================================================================

1950--The Value Line Fund seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952--The Value Line Income Fund's primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations". No consideration is given to achieving current income.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979--The Value Line Cash Fund, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value to its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance.

1984--The Value Line Tax Exempt Fund seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income corporate securities.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal individual income taxes while avoiding undue risk to principal.

1987--Value Line Strategic Asset Management Trust* invests in stocks, bonds and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times.

1993--Value Line Small-Cap Growth Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the correct asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.


* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
24

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 419729
                      Kansas City, MO 64141-6729

INDEPENDENT           Price Waterhouse LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Greenwich Plaza, Suite 100
                      Greenwich, CT 06830

BOARD OF DIRECTORS    Jean Bernhard Buttner
                      John W. Chandler
                      Leo R. Futia
                      Charles E. Reed
                      Paul Craig Roberts
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Raymond S. Cowen
                      Vice President
                      Charles Heebner
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Jack M. Houston
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer

An investment in The Value Line Tax Exempt Fund, Inc. Money Market Portfolio is not guaranteed or insured by the U.S. government, and there is no assurance that this portfolio will maintain its $1.00 per-share net asset value.

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                       VLF708084